CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
	Jun. 25, 2014	Jun. 26, 2013	Jun. 27, 2012
Dividends, per share (in dollars per share)	$ 0.96	$ 0.80	$ 0.64